Contributed Equity - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions							12 Months Ended
	Jul. 01, 2024 USD ($)	Jul. 01, 2024 AUD ($)	Jun. 14, 2024 USD ($) $ / shares shares	Jun. 14, 2024 AUD ($)	Aug. 28, 2023 USD ($) $ / shares shares	Aug. 28, 2023 AUD ($)	Jun. 30, 2025 USD ($) shares Vote Scheme $ / shares	Jun. 30, 2024 USD ($) shares $ / shares	Jun. 30, 2023 USD ($) shares $ / shares	Jul. 18, 2024 $ / shares	Jun. 14, 2024 $ / shares shares	Sep. 21, 2023 $ / shares	Aug. 28, 2023 $ / shares shares
Contributed Equity [Line Items]
Par value per share | $ / shares							$ 0
Number of vote per share | Vote							1
Dividends paid ordinary shares | $							$ 0
Cash dividends declared | $							0
Issued capital | $							$ 497,488,000	$ 466,085,000	$ 320,884,000
Fully paid ordinary shares							1,231,317,008	1,091,446,771	467,159,434
Shares issued on ASX Listing								624,305,594	112,619,066
Net proceeds from issuance of ordinary shares on ASX listing | $								$ 145,200,000	$ 81,815,000
Number of non-executive director options unexercised							28,150,000	13,848,860	7,250,000
Number of share based payment schemes | Scheme							2
Number of options granted							16,127,200	9,850,000	10,050,000
1 New Option for Every 3 New Shares Issued Under the Retail Entitlement Offer
Contributed Equity [Line Items]
Issue of shares							139,627,846
Proceeds from issuing shares | $							$ 31,353,000
Equity and Investor Options - 2023
Contributed Equity [Line Items]
Proceeds from issuing shares					$ 58,200,000	$ 90.0
Investor options price per share | $ / shares												$ 0.05
Investor options fair value | $							0
Equity and Investor Options - 2023 | 1 Institutional Option for Every 2 New Shares Issued Under the Placement
Contributed Equity [Line Items]
Issue of shares					160,213,060								160,213,060
Offer price per share | (per share)					$ 0.46								$ 0.46
Number of institutional and placement options					80,000,000								80,000,000
Exercise price of outstanding share options | $ / shares													$ 0.8
Equity and Investor Options - 2023 | 1 New Option for Every 2 New Shares Issued Under the Retail Entitlement Offer
Contributed Equity [Line Items]
Issue of shares					35,434,397								35,434,397
Offer price per share | $ / shares													$ 0.46
Number of institutional and placement options					18,000,000								18,000,000
Exercise price of outstanding share options | $ / shares													$ 0.8
Equity and Investor Options - 2024
Contributed Equity [Line Items]
Proceeds from issuing shares			$ 151,900,000	$ 227.3
Investor options price per share | $ / shares										$ 0.12
Investor options fair value | $							$ 0
Equity and Investor Options - 2024 | 1 Institutional Option for Every 3 New Shares Issued Under the Placement
Contributed Equity [Line Items]
Issue of shares			543,285,766								543,285,766
Offer price per share | (per share)			$ 0.4								$ 0.4
Number of institutional and placement options			142,900,000								142,900,000
Exercise price of outstanding share options | $ / shares											$ 1
Equity and Investor Options - 2024 | 1 New Option for Every 3 New Shares Issued Under the Retail Entitlement Offer
Contributed Equity [Line Items]
Issue of shares			139,627,846								139,627,846
Offer price per share | $ / shares											$ 0.4
Number of institutional and placement options			46,500,000								46,500,000
Exercise price of outstanding share options | $ / shares											$ 1
Options Over Ordinary Shares
Contributed Equity [Line Items]
Number of options granted							16,127,200	9,850,000	10,050,000
Weighted average fair value per option at grant date | $ / shares							$ 0.32	$ 1.18	$ 1.62
Options Over Ordinary Shares | A D S Options
Contributed Equity [Line Items]
Number of options granted							6,333,500	5,045,000	755,000
Weighted average fair value per option at grant date | $ / shares							$ 2.42	$ 1.97	$ 6.75
LTIP and NED Plan
Contributed Equity [Line Items]
Number of options granted							156.25	0	6,613,000
Cash received for ordinary shares issued on exercise of options | $									$ 3,790,977
LTIP and NED Plan | A D S Options
Contributed Equity [Line Items]
Number of options granted							7,500
LTIP and NED Plan | Cash Conversion
Contributed Equity [Line Items]
Cash received for ordinary shares issued on exercise of options | $									1,040,718
LTIP and NED Plan | Cashless Conversion
Contributed Equity [Line Items]
Cash received for ordinary shares issued on exercise of options | $									$ 2,750,258
Expiry of November 2026
Contributed Equity [Line Items]
Number of non-executive director options unexercised								875,342
Expiry of November 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised								2,973,518
Expiry of November 2034
Contributed Equity [Line Items]
Number of non-executive director options unexercised							13,500,000
Expiry of November 2033
Contributed Equity [Line Items]
Number of non-executive director options unexercised							4,500,000
Expiry of November 2032
Contributed Equity [Line Items]
Number of non-executive director options unexercised							6,150,000
Expiry of October 2024
Contributed Equity [Line Items]
Number of non-executive director options unexercised								4,000,000	3,000,000
Expiry of January 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised								3,000,000	2,250,000
Expiry of October 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised							2,000,000	1,500,000	1,000,000
Expiry of April 2026
Contributed Equity [Line Items]
Number of non-executive director options unexercised							2,000,000	1,500,000	1,000,000
Events after Reporting Period | Equity and Investor Options - 2024
Contributed Equity [Line Items]
Proceeds from issuing shares	$ 37,600,000	$ 55.9	$ 37,600,000	$ 55.9